Fair Value of Financial Instruments (Fair Value Measured On A Recurring Basis Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	$ 10,296	$ 15,085
Items Included in Net Income	(2,198)	(3,760)
Gains (Losses) in OCI and Other	(1,693)	(175)
Issuances, Sales, Maturities, Settlements, Calls, Net	495	1,859
Transfers Into or Out of Level 3, Net	(3,041)	(2,713)
Ending Fair Value	3,859	10,296	$ 15,085
As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		8,547	7,337
Items Included in Net Income			522
Gains (Losses) in OCI and Other			549
Issuances, Sales, Maturities, Settlements, Calls, Net			(316)
Transfers Into or Out of Level 3, Net			455
Ending Fair Value			8,547
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	8,801	7,761
Items Included in Net Income	1	3
Gains (Losses) in OCI and Other	(1,542)	(182)
Issuances, Sales, Maturities, Settlements, Calls, Net	592	1,189
Transfers Into or Out of Level 3, Net	(2,666)	30
Ending Fair Value	5,186	8,801	7,761
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		7,761	6,978
Items Included in Net Income			(7)
Gains (Losses) in OCI and Other			281
Issuances, Sales, Maturities, Settlements, Calls, Net			435
Transfers Into or Out of Level 3, Net			74
Ending Fair Value			7,761
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		5
Issuances, Sales, Maturities, Settlements, Calls, Net		(5)
Ending Fair Value			5
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		5	5
Ending Fair Value			5
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	41	74
Gains (Losses) in OCI and Other	(6)	(11)
Issuances, Sales, Maturities, Settlements, Calls, Net	(30)	80
Transfers Into or Out of Level 3, Net	(5)	(102)
Ending Fair Value		41	74
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		74	90
Gains (Losses) in OCI and Other			3
Issuances, Sales, Maturities, Settlements, Calls, Net			(19)
Ending Fair Value			74
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	3	2
Gains (Losses) in OCI and Other	1
Issuances, Sales, Maturities, Settlements, Calls, Net	21	2
Transfers Into or Out of Level 3, Net	(24)	(1)
Ending Fair Value	1	3	2
RMBS [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		2	11
Transfers Into or Out of Level 3, Net			(9)
Ending Fair Value			2
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		1
Items Included in Net Income		(1)
Issuances, Sales, Maturities, Settlements, Calls, Net	17	8
Transfers Into or Out of Level 3, Net	(17)	(8)
Ending Fair Value			1
CMBS [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		1	1
Ending Fair Value			1
ABS [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	870	570
Items Included in Net Income		1
Gains (Losses) in OCI and Other	(113)	(9)
Issuances, Sales, Maturities, Settlements, Calls, Net	676	602
Transfers Into or Out of Level 3, Net	(316)	(294)
Ending Fair Value	1,117	870	570
ABS [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		570	268
Gains (Losses) in OCI and Other			10
Issuances, Sales, Maturities, Settlements, Calls, Net			495
Transfers Into or Out of Level 3, Net			(203)
Ending Fair Value			570
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Gains (Losses) in OCI and Other	(1)
Transfers Into or Out of Level 3, Net	36
Ending Fair Value	35
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	90	103
Items Included in Net Income	(4)
Gains (Losses) in OCI and Other	(21)	25
Issuances, Sales, Maturities, Settlements, Calls, Net	(12)	(38)
Transfers Into or Out of Level 3, Net	(4)
Ending Fair Value	49	90	103
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		103	78
Gains (Losses) in OCI and Other			(2)
Issuances, Sales, Maturities, Settlements, Calls, Net			9
Transfers Into or Out of Level 3, Net			18
Ending Fair Value			103
Trading Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	828	643
Items Included in Net Income	(80)	(3)
Issuances, Sales, Maturities, Settlements, Calls, Net	(152)	210
Transfers Into or Out of Level 3, Net	(15)	(22)
Ending Fair Value	581	828	643
Trading Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		643	666
Items Included in Net Income			10
Issuances, Sales, Maturities, Settlements, Calls, Net			(32)
Transfers Into or Out of Level 3, Net			(1)
Ending Fair Value			643
Equity Securities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	91	57
Items Included in Net Income	52	38
Issuances, Sales, Maturities, Settlements, Calls, Net	25	(4)
Transfers Into or Out of Level 3, Net	(15)
Ending Fair Value	153	91	57
Equity Securities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		57	30
Items Included in Net Income			4
Issuances, Sales, Maturities, Settlements, Calls, Net			18
Transfers Into or Out of Level 3, Net			5
Ending Fair Value			57
Mortgage Loans On Real Estate [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	739	832
Items Included in Net Income	(20)	11
Gains (Losses) in OCI and Other	(5)	5
Issuances, Sales, Maturities, Settlements, Calls, Net	(227)	(109)
Ending Fair Value	487	739	832
Mortgage Loans On Real Estate [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		832
Items Included in Net Income			(1)
Gains (Losses) in OCI and Other			(10)
Issuances, Sales, Maturities, Settlements, Calls, Net			56
Transfers Into or Out of Level 3, Net			787
Ending Fair Value			832
Derivative Investments [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	21	1,542
Items Included in Net Income	2	1,255
Gains (Losses) in OCI and Other	(6)	(3)
Issuances, Sales, Maturities, Settlements, Calls, Net		(139)
Transfers Into or Out of Level 3, Net	(15)	(2,634)
Ending Fair Value	2	21	1,542
Derivative Investments [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		1,542	868
Items Included in Net Income			986
Gains (Losses) in OCI and Other			267
Issuances, Sales, Maturities, Settlements, Calls, Net			(363)
Transfers Into or Out of Level 3, Net			(216)
Ending Fair Value			1,542
Ceded MRBs [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	4,114	6,539
Items Included in Net Income	(3,574)	(2,425)
Ending Fair Value	540	4,114	6,539
Ceded MRBs [Member] | Other Liabilities [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	(17)
Items Included in Net Income	(229)	(17)
Ending Fair Value	(246)	(17)
GLB Direct Embedded Derivatives [Member] | Other Assets [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		450	450
Ending Fair Value			450
GLB Ceded Embedded Derivatives [Member] | Other Assets [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		82	60
Items Included in Net Income			22
Ending Fair Value			82
Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		550	927
Items Included in Net Income			538
Issuances, Sales, Maturities, Settlements, Calls, Net			(915)
Ending Fair Value			550
LPR Ceded Derivative [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	318
Items Included in Net Income	(106)
Transfers Into or Out of Level 3, Net		318
Ending Fair Value	212	318
Indexed Annuity And IUL Contracts [Member] | Other Assets [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	528	550
Items Included in Net Income	(215)	87
Issuances, Sales, Maturities, Settlements, Calls, Net	212	(109)
Ending Fair Value	525	528	550
Indexed Annuity And IUL Contracts [Member] | Future Contract Benefits [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value	(6,131)	(3,594)
Items Included in Net Income	1,975	(2,709)
Issuances, Sales, Maturities, Settlements, Calls, Net	(627)	172
Ending Fair Value	$ (4,783)	(6,131)	(3,594)
Indexed Annuity And IUL Contracts [Member] | Future Contract Benefits [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		(3,594)	(2,585)
Items Included in Net Income			(1,009)
Ending Fair Value			(3,594)
GLB Ceded Embedded Derivatives, Other Liabilities [Member] | Other Liabilities [Member] | As Previously Reported [Member]
Level 3 Unobservable Input Reconciliation
Beginning Fair Value		$ (531)	(510)
Items Included in Net Income			(21)
Ending Fair Value			$ (531)